PROPERTY AND EQUIPMENT - NET	12 Months Ended
Mar. 31, 2021
PROPERTY AND EQUIPMENT - NET
PROPERTY AND EQUIPMENT - NET

NOTE E – PROPERTY AND EQUIPMENT - NET

Property and equipment are recorded at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided by using the straight-line method based on estimated useful lives. Expenditures for major betterments that extend the useful life of property and equipment are capitalized. Repair and maintenance costs are expensed as incurred. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is included in the results of operations.

The estimated useful lives for financial reporting purposes are as follows:

Leasehold improvements	-Shorter of term of lease or useful life of asset
Machinery and equipment	-5 to 10 years
Furniture and fixtures	-5 to 15 years
Computer equipment	-5 years

Property and equipment consist of the following:

	March 31,
	2021	2020
Leasehold improvements	$652,670	$652,670
Machinery and equipment	190,400	190,400
Furniture and fixtures	261,292	261,292
Computer equipment	302,634	302,634
	1,406,996	1,406,996
Less accumulated depreciation	(1,222,318)	(1,060,519)
	$184,678	$346,477

Depreciation expense totaled $161,799, which includes $158,576 of amortization of right-of-use lease asset, and $159,469 which included $156,250 of amortization of right-of-use lease asset for fiscal years ended March 31, 2021 and 2020, respectively. Right-of-use lease assets of $171,122 and $329,698, net, are included in leasehold improvements in Property and Equipment on the Consolidated Balance Sheets as of March 31, 2021 and 2020, respectively.